INCOME TAXES (Schedule of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Tax asset in respect of:
Operating and capital loss carryforward and deductions	$ 39,340	$ 42,443
Reserves, allowances and other	22	27
Net deferred tax asset before valuation allowance	39,362	42,470
Valuation allowance	(39,362)	(42,470)
Net deferred tax asset	$ 0	$ 0